Long-Term Debt - Schedule of Long-Term Debt (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Long-term Debt, Gross	$ 2,085,500	$ 2,085,500	$ 2,215,500
Long-term Debt, Excluding Current Maturities	2,069,460	2,067,113	2,192,418
2013 Notes [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross		0	550,000
2016 Notes [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	1,665,500	1,665,500	1,665,500
Debt Instrument, Unamortized Discount	16,040	18,387	23,082
2020 Notes [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	$ 420,000	$ 420,000	$ 0